Share Capital (Tables)	12 Months Ended
Jan. 31, 2019
Disclosure of classes of share capital [abstract]
Disclosure of Detailed Information About Share Capital
	31 January 2019 NZ$000’s	31 January 2018 NZ$000’s	31 January 2017 NZ$000’s
29,640,965 (2018: 306,028, 2017: 274,839) Ordinary shares	134,183	68,727	27,948

Disclosure of Detailed Information About Ordinary Shares Explanatory

(a)	Ordinary shares

	For the Year Ended 31 January 2019 NZ$000’s	For the Year Ended 31 January 2018 NZ$000’s	For the 7 months Ended 31 January 2017 NZ$000’s

At the beginning of the reporting period	68,727	27,948	3,108
Issuance of new shares
- Cash collected	23,248	22,990	24,840
- Settle shareholder loan	12,242	-	-
- Shares issued in lieu of consultancy fee	692	-	-
- Shares issued in lieu of inventory payment	4,047	-	-
Convertible note maturity	4,159	17,789	-
Business combination with Naked Brand Group Inc.	14,196	-	-
Asset acquisition of FOH Online Inc.	6,872	-	-
At the end of the reporting period	134,183	68,727	27,948

The Company does not have authorised capital or par value in respect of its shares.

	For the Year Ended 31 January 2019 Number	For the Year Ended 31 January 2018 Number	For the 7 months Ended 31 January 2017 Number
Naked Brand Group Limited shares issued on close of the merger between Bendon Limited and Naked Brand Group Inc.
- Bendon shareholders	20,889,940	274,839	250,000
- Naked shareholders	2,068,438	-	-
Shares issued during the period	6,682,587	10,180	24,839
At the end of the period	29,640,965	285,019	274,839

Disclosure of Detailed Information About Other Equity Explanatory
	31 January 2019 NZ$000’s	31 January 2018 NZ$000’s	31 January 2017 NZ$000’s
Value of conversion rights - convertible notes	4,159	17,789	-

Disclosure of Detailed Information About Gearing Ratio

The gearing ratio for the years ended 31 January 2019, 31 January 2018 and 31 January 2017 are as follows:

	Note	31 January 2019 NZ$000’s	31 January 2018 NZ$000’s	31 January 2017 NZ$000’s
Total borrowings	19	22,016	52,121	68,998
Less Cash and cash equivalents	11	(1,962)	(10,739)	(2,644)
Net debt		20,054	41,382	66,354
Equity		10,800	(5,710)	(9,044)
Total capital		30,854	35,672	57,310
Gearing ratio		65%	116%	116%